UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-02661

Name of Fund:	BlackRock Funds VII, Inc.
BlackRock Sustainable Emerging Markets Equity Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds VII, Inc.,
50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2024

Date of reporting period: 04/30/2024

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

April 30, 2024
2024 Annual Report

BlackRock Emerging Markets Fund, Inc.
BlackRock Unconstrained Equity Fund
BlackRock Funds VII, Inc.
• BlackRock Sustainable Emerging Markets Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

 Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC
Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Table of Contents

Fund Summary as of April 30, 2024

BlackRock Emerging Markets Fund, Inc.
Investment Objective
BlackRock Emerging Markets Fund, Inc.’s (the “Fund”) investment objective is to seek long-term capital appreciation by investing in securities, principally equity securities, of issuers in countries having smaller capital markets.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2024, all of the Fund’s share classes underperformed its benchmark, the MSCI Emerging Markets Index.
What factors influenced performance?
In terms of countries, selection in India and China detracted the most from relative performance during the period. With respect to sectors, selection in consumer discretionary and utilities were the most notable detractors. At the individual stock level, an overweight in the Chinese e-commerce company Alibaba Group Holding Ltd. (“Alibaba”) was the largest detractor from relative performance. The company reported disappointing results and cancelled the full spinoff of its cloud business. An overweight in the Chinese dairy company Mengniu Dairy Co., Ltd. also detracted due to declining earnings and a slowdown in Chinese consumption.
In terms of countries, selection in Taiwan and Kazakhstan made the largest contribution to relative performance. Selection in industrials and communication services were the primary contributors at the sector level. Among individual stocks, an overweight in Taiwan Semiconductor Manufacturing Co. was the leading contributor. The company benefited from increased demand stemming from the growth of artificial intelligence, as well as its recent price hikes. The Kazakh fintech stock Kaspi.KZ JSC—which hit a record high following a strong fourth quarter earnings report and its successful listing in the United States—was another key contributor.
The Fund holds MSCI Emerging Markets futures to manage flows for the purposes of efficient portfolio management, and it has held other types of derivatives to gain exposure to certain individual stocks. The performance of the derivatives mirrors the performance of the underlying equities and does not materially impact Fund performance. There were no changes to the types of derivatives used in the past. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
The Fund initiated a position in the Indian financial stock IndusInd Bank Ltd. on the view that the company’s de-risked book and sizeable margin cushion makes it attractive relative to its financial sector peers. It also added to the Chinese technology stock Tencent Holdings Ltd. based on the company’s core business growth and profit margin improvement. On the other hand, the Fund trimmed its position in Samsung Electronics Co., Ltd. after a period of strong performance for the stock. It also sold the position in Alibaba as intensifying competition raised the risk of further downward revisions to earnings.
Describe portfolio positioning at period end.
The Fund was overweight in Brazil and Hungary and it was underweight in Saudi Arabia and Taiwan. It was overweight in the information technology and consumer staples sectors and it was underweight in consumer discretionary and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
GROWTH OF $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
(b)
Under normal conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of issuers located in countries with developing capital markets.
(c)
An index that captures large- and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

2024 BlackRock Annual Report to Shareholders

Fund Summary as of April 30, 2024(continued)

BlackRock Emerging Markets Fund, Inc.
Performance
	Average Annual Total Returns(a)(b)
	1 Year		5 Years		10 Years
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	6.88%	N/A	2.72%	N/A	3.98%	N/A
Investor A	6.62	1.02%	2.46	1.36%	3.66	3.10%
Investor C	5.87	4.87	1.70	1.70	3.00	3.00
Class K	6.98	N/A	2.77	N/A	4.02	N/A
MSCI Emerging Markets Index	9.88	N/A	1.89	N/A	2.96	N/A

(a)
Assuming maximum sales charges, if any.  Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)
Under normal conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of issuers located in countries with developing capital markets.

N/A — Not applicable as the share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
	Actual			Hypothetical 5% Return
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,125.50	$ 4.55	$ 1,000.00	$ 1,020.59	$ 4.32	0.86%
Investor A	1,000.00	1,123.90	5.86	1,000.00	1,019.34	5.57	1.11
Investor C	1,000.00	1,120.30	9.81	1,000.00	1,015.61	9.32	1.86
Class K	1,000.00	1,125.80	4.28	1,000.00	1,020.84	4.07	0.81

(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	4.9
Samsung Electronics Co. Ltd.	3.5
Samsung Electronics Co. Ltd.	2.2
IndusInd Bank Ltd.	1.9
China Construction Bank Corp., Class H	1.6
Wal-Mart de Mexico SAB de CV	1.6
Kaspi.KZ JSC	1.6
Banco Bradesco SA	1.5
Axis Bank Ltd.	1.5

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Net Assets
China	20.9%
India	15.7
Taiwan	13.9
Brazil	9.7
South Korea	9.4
United States	8.1
Mexico	3.4
Indonesia	3.3
Kazakhstan	1.6
Philippines	1.6
Thailand	1.5
Hong Kong	1.4
Hungary	1.2
Poland	1.0
Other#	8.2
Liabilities in Excess of Other Assets	(0.9)

(a)	Excludes short-term securities.
#	Includes holdings within countries/geographic regions that are less than 1.0% of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.
Fund Summary

Fund Summary as of April 30, 2024

BlackRock Unconstrained Equity Fund
Investment Objective
BlackRock Unconstrained Equity Fund’s (the “Fund”) investment objective is to seek to achieve long term capital growth.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2024, all of the Fund’s share classes underperformed its benchmark, the MSCI World Index.
What factors influenced performance?
Fund holdings exposed to the life sciences and biologics market were among the largest detractors, as the industry experienced a material de-stocking cycle following strong growth during the pandemic. These included Lonza Group A.G. (“Lonza”) (from which the Fund exited during the period due to separate structural concerns) and Spirax-Sarco Engineering plc, a U.K. industrial company serving, among others, the life science industry. Elsewhere, a position in the luxury good conglomerate LVMH Moët Hennessy Louis Vuitton SE (“LVMH”) detracted from relative performance, on lower demand driven by the consumer slowdown. Long-term, LVMH continues to benefit from a strong market position and remains an extremely compelling investment proposition.
A position in ASML Holding NV. (“ASML”) was among the largest contributors during the period, with the company showing a re-acceleration in the fourth quarter of 2023 following one of the most severe de-stocking cycles for the semiconductor industry in recent years. While semiconductor demand may be cyclical, the industry is backed by a number of structural tailwinds driving the long-term demand for silicon chips, and ASML has a de facto monopoly in the leading-edge tools needed to print them. Elsewhere, a position in Novo Nordisk A/S also contributed positively, with the company continuing to execute well in its established diabetes franchise and investing to further scale the significant multi-year opportunity offered by its weight-loss franchise. Finally, a position in Ferrari NV. also added to relative return. The company’s order book is now covered until 2026, showing its material resilience against a backdrop of a consumer slowdown and inflationary pressures.
Describe recent portfolio activity.
Portfolio changes are driven by stock-specific investment decisions. Typically, trades are made where the structural investment case changes or when competition for capital forces action. In November of 2023, the Fund fully exited its position in Lonza on concerns around the sustainability of its market position, with proceeds being used to top-up existing positions. In January of 2024, the Fund exited a position in NIKE, Inc. given increased long-term competitive pressures and the lack of margin expansion as the company moved to a direct-to-consumer model. The proceeds were used to initiate a position in the luxury goods company Hermès International S.A. In March 2024, the Fund exited a position in VeriSign Inc. as its decade-long steady growth had structurally slowed, as well as and a position in Verisk Analytics, Inc., with proceeds from the latter being used to initiate a position in Meta Platforms, Inc (“Meta”). The ability of Meta to continuously emerge as the market leader and withstand adverse environments, alongside its revenue growth and margin expansion potential, drove the decision to open a position.
Describe portfolio positioning at period end.
The Fund continued to pursue a long-only, concentrated approach with low anticipated turnover, designed to maximize returns from extraordinary businesses based on fundamental insights. The portfolio reflects the investment adviser’s bottom-up fundamental analysis of the long-term structural outlook for individual companies, with a goal of having the majority of Fund assets invested in businesses with resilient earnings and cash flows.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
GROWTH OF $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities.  The Fund’s total returns prior to March 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name BlackRock Long-Horizon Equity Fund.
(c)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.

2024 BlackRock Annual Report to Shareholders

Fund Summary as of April 30, 2024(continued)

BlackRock Unconstrained Equity Fund
Performance
	Average Annual Total Returns(a)(b)
	1 Year		5 Years		10 Years
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	16.90%	N/A	12.78%	N/A	9.41%	N/A
Investor A	16.61	10.49%	12.50	11.29%	9.13	8.54%
Investor C	15.75	14.75	11.59	11.59	8.43	8.43
Class R	16.36	N/A	12.12	N/A	8.72	N/A
MSCI World Index	18.39	N/A	10.46	N/A	8.87	N/A

(a)
Assuming maximum sales charges, if any.  Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities. The Fund’s total returns prior to March 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name
BlackRock Long-Horizon Equity Fund.

N/A — Not applicable as the share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
	Actual			Hypothetical 5% Return
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,224.60	$ 5.12	$ 1,000.00	$ 1,020.26	$ 4.65	0.92%
Investor A	1,000.00	1,224.00	6.53	1,000.00	1,018.99	5.93	1.18
Investor C	1,000.00	1,219.10	10.77	1,000.00	1,015.16	9.78	1.95
Class R	1,000.00	1,221.50	8.02	1,000.00	1,017.64	7.29	1.45

(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	9.5%
Microsoft Corp.	9.4
ASML Holding NV	9.1
Cadence Design Systems, Inc.	6.4
Alphabet, Inc., Class C	5.1
Thermo Fisher Scientific, Inc.	5.0
Ferrari NV	4.9
Mastercard, Inc., Class A	4.8
LVMH Moet Hennessy Louis Vuitton SE	4.8
S&P Global, Inc.	4.6

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Net Assets
United States	66.0%
Denmark	9.5
Netherlands	9.1
France	7.8
Italy	4.9
United Kingdom	2.8
Liabilities in Excess of Other Assets	(0.1)

(a)	Excludes short-term securities.
Fund Summary

Fund Summary as of April 30, 2024

BlackRock Sustainable Emerging Markets Equity Fund
Investment Objective
BlackRock Sustainable Emerging Markets Equity Fund’s (the “Fund”) investment objective is to seek to maximize total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2024, all of the Fund’s share classes underperformed its benchmark, the MSCI Emerging Markets Index.
What factors influenced performance?
In country terms, stock selection within China and India weighed most heavily on the Fund’s performance relative to the benchmark. In terms of individual positions, Chinese dairy company China Mengniu Dairy Co. Ltd. was the top detractor, as its results suffered amid a weak Chinese consumer landscape and its earnings outlook had been downgraded. Exposure to Chinese lithium producer Ganfeng Lithium Group Co. Ltd. also detracted due to a challenging supply/demand landscape which has put revenues and margins under pressure.
Overweight allocations to Kazakhstan and Hungary along with stock selection in Taiwan were the leading positive contributors to relative return. In addition, the Fund was able to divest partially from positions in Russia, which contributed to performance. While shares listed on the Moscow stock exchange remain untradable, the investment adviser has been actively tracking liquidity and demand in the over the counter (“OTC”) market for a selection of unsanctioned Russian depository receipts and foreign-listed equities. In terms of individual positions, an overweight to Taiwanese semiconductor giant Taiwan Semiconductor Manufacturing Co. Ltd. (“TSMC”) was the largest contributor. The stock has rallied on artificial intelligence (“AI”) driven optimism, given the company’s dominant position in the semiconductor landscape. TSMC has also delivered strong quarterly earnings and 2024 guidance. An overweight in Kazakh e-commerce/payments firm Kaspi.KZ JSC also contributed, as the company continues to deliver strong earnings and solid growth across its business verticals.
Describe recent portfolio activity.
Describe recent portfolio activity.The Fund’s exposure to China declined materially over the period on a cautious view of that market as well as due to market performance. The Fund exited its position in Alibaba Group Holding Ltd. as earnings for the e-commerce giant have been challenged by the weak Chinese consumer. The Fund also sold out of Hong Kong-listed developer Hang Lung Properties, Ltd. based on a soft outlook for luxury spending on the part of Chinese consumers. Conversely, the Fund added to its holdings of Industrial and Commercial Bank of China Ltd. The overall allocation to Korea was increased as the Fund trimmed its exposure to Samsung Electronics Co. Ltd. while increasing its position in SK Hynix, Inc on the view that the latter chipmaker is positioned to benefit from AI-related spending. The Fund also initiated a new position in automaker Kia Co. based on a promising product cycle. In India, the Fund increased its exposure to the healthcare and real estate sectors.
Describe portfolio positioning at period end.
Relative to the MSCI Emerging Market Index benchmark, the Fund ended the period overweight in the information technology and financials sectors, and underweight in consumer discretionary and energy. In country terms, the Fund’s biggest overweight were to Brazil, followed by Mexico and Indonesia, while the biggest underweights were to China, India and Saudi Arabia.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
GROWTH OF $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of issuers located in countries with emerging markets and derivatives that have similar economic characteristics. The Fund’s total returns prior to October 31, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Pacific Fund, Inc. The Fund’s total returns for the period between October 31, 2017 and November 1, 2021 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name BlackRock Asian Dragon Fund, Inc.
(c)
An index that captures large- and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

2024 BlackRock Annual Report to Shareholders

Fund Summary as of April 30, 2024(continued)

BlackRock Sustainable Emerging Markets Equity Fund
Performance
	Average Annual Total Returns(a)(b)
	1 Year		5 Years		10 Years
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	1.39%	N/A	(0.50)%	N/A	2.36%	N/A
Investor A	1.15	(4.16)%	(0.75)	(1.81)%	2.12	1.57%
Class K	1.44	N/A	(0.47)	N/A	2.39	N/A
Class R	0.90	N/A	(1.07)	N/A	1.72	N/A
MSCI Emerging Markets Index	9.88	N/A	1.89	N/A	2.96	N/A

(a)
Assuming maximum sales charges, if any.  Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of issuers located in countries with emerging markets and derivatives that have similar economic characteristics. The Fund’s total returns prior to October 31, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Pacific Fund, Inc. The Fund’s total returns for the period between October 31, 2017 and November 1,
2021 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name BlackRock Asian Dragon
Fund Inc.

N/A — Not applicable as the share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
	Actual			Hypothetical 5% Return
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,085.80	$ 4.49	$ 1,000.00	$ 1,020.55	$ 4.35	0.87%
Investor A	1,000.00	1,083.60	5.78	1,000.00	1,019.31	5.61	1.12
Class K	1,000.00	1,085.40	4.23	1,000.00	1,020.80	4.10	0.82
Class R	1,000.00	1,082.70	7.08	1,000.00	1,018.06	6.86	1.37

(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%
Samsung Electronics Co. Ltd.	4.7
Naspers Ltd., Class N	3.0
SK Hynix, Inc.	2.9
Kaspi.KZ JSC	2.4
Tencent Holdings Ltd.	2.4
Hapvida Participacoes e Investimentos SA	2.3
Industrial & Commercial Bank of China Ltd., Class H	2.2
Bank Central Asia Tbk PT	2.1
Contemporary Amperex Technology Co. Ltd., Class A	2.0

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Net Assets
Taiwan	16.1%
China	15.9
South Korea	13.6
India	12.6
Brazil	9.0
South Africa	6.1
Mexico	5.2
Indonesia	4.0
United States	3.2
Hong Kong	2.7
United Arab Emirates	2.6
Thailand	2.4
Kazakhstan	2.4
Hungary	1.8
Other#	2.3
Other Assets Less Liabilities	0.1

(a)	Excludes short-term securities.
#	Includes holdings within countries/geographic regions that are less than 1.0% of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.
Fund Summary

About Fund Performance
Institutional and Class K Shares (Class K Shares are available only in BlackRock Emerging Markets Fund, Inc. and BlackRock Sustainable Emerging Markets Equity Fund) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance of BlackRock Emerging Markets Fund, Inc. and BlackRock Sustainable Emerging Markets Equity Fund shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of BlackRock Emerging Markets Fund, Inc. and BlackRock Sustainable Emerging Markets Equity Fund Class K Shares would be substantially similar to the performances of the applicable Fund’s Institutional Shares because Class K Shares and Institutional Shares of each Fund invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries. On October 28, 2021, BlackRock Sustainable Emerging Markets Equity Fund’s issued and outstanding Investor C Shares converted into Investor A Shares with the same relative aggregate net asset value (“NAV”).
Investor C Shares (available only in BlackRock Emerging Markets Fund, Inc. and BlackRock Unconstrained Equity Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Class R Shares (available only in BlackRock Unconstrained Equity Fund and BlackRock Sustainable Emerging Markets Equity Fund) are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager"), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower.  With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2024 BlackRock Annual Report to Shareholders

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments
April 30, 2024
BlackRock Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Argentina — 0.5%
YPF SA, ADR (a)	1,067,454	$ 23,441,290
Austria — 0.6%
Erste Group Bank AG	666,098	31,063,531
Brazil — 8.5%
Ambev SA	12,481,812	29,205,796
Ambev SA, ADR	6,683,435	15,505,569
Arezzo Industria e Comercio SA	1,404,732	14,045,697
B3 SA - Brasil Bolsa Balcao	17,844,976	37,081,094
Banco Bradesco SA, ADR	27,412,041	74,012,511
CCR SA	8,349,941	19,827,210
GRUPO DE MODA SOMA SA	13,168,166	15,393,207
Hapvida Participacoes e Investimentos SA (a)(b)	95,673,740	67,988,310
Lojas Renner SA	23,180,589	68,435,549
Sendas Distribuidora S/A	16,065,098	40,591,243
XP, Inc., Class A	1,262,024	25,833,631
		407,919,817
China — 20.9%
China Construction Bank Corp., Class A	9,249,000	9,066,774
China Construction Bank Corp., Class H	123,066,000	79,622,555
China Mengniu Dairy Co. Ltd.	15,788,000	32,704,465
China Merchants Bank Co. Ltd., Class H	7,933,000	34,356,685
China Oilfield Services Ltd., Class H	21,936,000	23,456,288
China Petroleum & Chemical Corp., Class H	65,806,000	39,279,705
China Tourism Group Duty Free Corp. Ltd., Class H (b)	935,600	8,239,052
China Yangtze Power Co. Ltd., Class A	6,967,000	24,770,659
Contemporary Amperex Technology Co. Ltd., Class A	1,168,279	32,620,195
CSPC Pharmaceutical Group Ltd.	23,060,000	18,935,300
ENN Energy Holdings Ltd.	549,600	4,752,891
KE Holdings, Inc., ADR	2,306,263	34,870,697
NetEase, Inc.	1,482,900	27,796,405
NetEase, Inc., ADR	449,213	41,987,939
PDD Holdings, Inc., ADR (a)(c)	332,243	41,590,179
Prosus NV	1,461,382	48,897,779
Shenzhou International Group Holdings Ltd.	5,270,300	51,802,866
Sunny Optical Technology Group Co. Ltd.	3,152,000	15,248,483
Tencent Holdings Ltd.	5,406,700	237,263,203
Tencent Holdings Ltd., ADR	819,866	35,869,138
Tencent Music Entertainment Group, ADR (a)(c)	4,069,811	51,076,128
Xinyi Solar Holdings Ltd.	74,302,000	51,124,671
Zijin Mining Group Co. Ltd., Class A	14,515,645	34,887,122
Zijin Mining Group Co. Ltd., Class H	11,672,000	25,462,134
		1,005,681,313
Egypt — 0.2%
Commercial International Bank - Egypt	5,080,246	7,633,640
Greece — 0.4%
National Bank of Greece SA (a)	2,162,530	17,447,370
Hong Kong — 1.4%
AIA Group Ltd.	5,583,600	40,896,256
Futu Holdings Ltd., ADR (a)	160,218	10,303,620
Prudential PLC	1,939,996	16,872,820
		68,072,696
Security	Shares	Value
Hungary — 1.2%
MOL Hungarian Oil & Gas PLC	3,242,451	$ 26,609,528
OTP Bank Nyrt	660,564	32,741,273
		59,350,801
India — 15.7%
Aditya Birla Capital Ltd. (a)	17,195,407	47,626,503
Axis Bank Ltd.	5,111,683	71,349,321
Bharat Electronics Ltd.	13,309,754	37,219,013
Cipla Ltd.	2,488,175	41,652,753
GAIL India Ltd.	18,460,576	46,116,697
Godrej Consumer Products Ltd.	3,003,767	43,838,369
Godrej Properties Ltd., Class A (a)	581,456	18,377,740
HDFC Bank Ltd.	2,690,390	48,859,049
IndusInd Bank Ltd.	4,940,686	89,576,774
Infosys Ltd.	2,375,741	40,113,238
Infosys Ltd., ADR	2,053,504	34,314,052
InterGlobe Aviation Ltd. (a)(b)	1,190,078	56,747,600
JSW Energy Ltd., Class A	4,580,055	34,543,221
NTPC Ltd.	9,415,186	40,917,767
Reliance Industries Ltd.	1,618,522	56,817,024
UltraTech Cement Ltd.	395,973	47,225,457
		755,294,578
Indonesia — 3.3%
Astra International Tbk PT	76,613,700	24,175,861
Bank Central Asia Tbk PT	74,630,500	44,874,144
Bank Mandiri Persero Tbk PT	82,839,400	35,014,290
Bank Rakyat Indonesia Persero Tbk PT	186,810,900	56,548,316
		160,612,611
Italy — 0.9%
Wizz Air Holdings PLC (a)(b)(c)	1,522,706	42,126,096
Kazakhstan — 1.6%
Kaspi.KZ JSC, ADR	638,475	75,186,816
Mexico — 3.4%
Fibra Uno Administracion SA de CV	4,159,414	5,970,549
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	3,127,915	34,630,145
Grupo Aeroportuario del Pacifico SAB de CV, ADR	111,425	20,260,408
Grupo Aeroportuario del Pacifico SAB de CV, Class B	604,218	11,005,245
Grupo Financiero Banorte SAB de CV, Class O	1,779,907	17,616,464
Wal-Mart de Mexico SAB de CV	20,507,899	76,521,162
		166,003,973
Philippines — 1.6%
Ayala Land, Inc.	21,511,200	10,663,547
Bank of the Philippine Islands	9,607,860	21,205,365
BDO Unibank, Inc.	7,411,290	19,013,012
International Container Terminal Services, Inc.	2,602,170	14,909,826
Jollibee Foods Corp.	2,214,330	9,003,596
		74,795,346
Poland — 1.0%
Allegro.eu SA (a)(b)	2,634,979	21,965,466
Powszechny Zaklad Ubezpieczen SA	1,934,096	24,342,314
		46,307,780
Qatar — 0.6%
Qatar National Bank QPSC	7,933,281	30,154,580
Russia(a)(d) — 0.0%
Gazprom PJSC	8,520,027	912

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Russia (continued)
LUKOIL PJSC	1,370,026	$ 146
Novatek PJSC	295,922	32
Sberbank of Russia PJSC	6,788,060	726
TCS Group Holding PLC, Class A, GDR	25,066	3
		1,819
Saudi Arabia — 0.9%
Etihad Etisalat Co.	1,818,300	25,209,726
Saudi Basic Industries Corp.	871,068	19,625,436
		44,835,162
Singapore — 0.5%
Singapore Telecommunications Ltd.	13,324,100	23,107,643
South Africa — 0.5%
Shoprite Holdings Ltd.	1,864,655	24,878,796
South Korea — 7.2%
Hansol Chemical Co. Ltd.	142,035	19,700,872
Hyundai Rotem Co. Ltd.	2,019,603	54,147,326
KT&G Corp.	379,653	24,463,240
Samsung Electronics Co. Ltd.	3,002,246	166,884,762
Samsung Electronics Co. Ltd., GDR	17,718	24,724,677
SK Hynix, Inc.	457,533	56,462,132
		346,383,009
Taiwan — 13.9%
Accton Technology Corp.	3,561,000	49,887,445
Advantech Co. Ltd.	1,404,000	16,330,509
Delta Electronics, Inc.	5,195,000	50,876,151
eMemory Technology, Inc.	112,000	7,527,804
Phison Electronics Corp.	541,000	11,548,296
Taiwan Semiconductor Manufacturing Co. Ltd.	19,210,000	459,959,522
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	303,974	41,747,789
Wistron Corp.	9,700,000	33,213,378
		671,090,894
Thailand — 1.5%
Advanced Info Service PCL, NVDR	3,482,600	18,503,204
CP ALL PCL, NVDR	23,434,300	36,217,989
Thai Beverage PCL	55,055,800	19,936,487
		74,657,680
Turkey(a) — 0.9%
Eldorado Gold Corp.	2,170,675	30,936,435
Eldorado Gold Corp. (c)	915,841	13,059,893
		43,996,328
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	5,596,648	12,708,220
Emaar Properties PJSC	2,896,183	6,473,812
		19,182,032
United Kingdom — 0.9%
Anglogold Ashanti PLC	1,911,481	43,953,495
Security	Shares	Value
United States — 2.0%
Cognizant Technology Solutions Corp., Class A	829,933	$ 54,509,999
EPAM Systems, Inc. (a)	175,348	41,252,371
		95,762,370
Zambia — 0.9%
First Quantum Minerals Ltd.	3,563,268	45,244,561
Total Common Stocks — 91.4% (Cost: $4,157,701,141)		4,404,186,027
Preferred Securities
Preferred Stocks — 3.4%
Brazil — 1.2%
Banco Bradesco SA	2,858,135	7,705,945
Petroleo Brasileiro SA	6,228,274	50,400,969
		58,106,914
South Korea — 2.2%
Samsung Electronics Co. Ltd.	2,269,292	105,955,733
Total Preferred Securities — 3.4% (Cost: $155,137,406)		164,062,647
Total Long-Term Investments — 94.8% (Cost: $4,312,838,547)		4,568,248,674
Short-Term Securities
Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	9,198,780	9,201,540
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(e)(f)	284,083,841	284,083,841
Total Short-Term Securities — 6.1% (Cost: $293,285,381)		293,285,381
Total Investments — 100.9% (Cost: $4,606,123,928)		4,861,534,055
Liabilities in Excess of Other Assets — (0.9)%		(41,219,751)
Net Assets — 100.0%		$ 4,820,314,304

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Emerging Markets Fund, Inc.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 9,206,962 (a)	$ —	$ (5,422)	$ —	$ 9,201,540	9,198,780	$ 12,023 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	202,549,764	81,534,077 (a)	—	—	—	284,083,841	284,083,841	12,980,877	—
SL Liquidity Series, LLC, Money Market Series(c)	25,671,028	—	(25,665,196)(a)	1,925	(7,757)	—	—	265,809 (b)	—
				$ (3,497)	$ (7,757)	$ 293,285,381		$ 13,258,709	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1,853	06/21/24	$ 96,541	$ 325,942
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/17/26	$111,783,083	$(785,212)(c)	$110,407,975	2.3%
	Monthly	HSBC Bank PLC(d)	02/10/28	17,114,841	(649,891)(e)	16,323,735	0.4
	Monthly	JPMorgan Chase Bank N.A.(f)	02/10/25	10,246,752	320,147 (g)	10,613,431	0.2
					$(1,114,956)	$137,345,141

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $589,896 of net dividends and financing fees.
(e)	Amount includes $141,215 of net dividends and financing fees.
(g)	Amount includes $(46,532) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	0-100 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	40-40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	40-40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Emerging Markets Fund, Inc.

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/17/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
China
China Petroleum & Chemical Corp.	27,197,902	$23,743,101	21.5%
China Tourism Group Duty Free Corp., Ltd.	3,783,405	38,752,142	35.1
Contemporary Amperex Technology Co. Ltd.	1,715,975	47,912,732	43.4
		110,407,975
Net Value of Reference Entity — Goldman Sachs Bank USA		$110,407,975
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/10/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank - Egypt (CIB), GDR	6,143,101	$9,104,076	55.8%
Total Egypt		9,104,076
Security	Shares	Value	% of Basket Value
Hong Kong
Prudential PLC	830,099	$7,219,659	44.2%
Total Hong Kong		7,219,659
Net Value of Reference Entity — HSBC Bank PLC		$16,323,735
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 02/10/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
China
Prosus NV	317,198	$10,613,431	100.0%
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$10,613,431
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 320,147	$ (1,435,103)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 325,942	$ —	$ —	$ —	$ 325,942
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	320,147	—	—	—	320,147
	$ —	$ —	$ 646,089	$ —	$ —	$ —	$ 646,089
Liabilities — Derivative Financial Instruments
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	$ —	$ —	$ 1,435,103	$ —	$ —	$ —	$ 1,435,103

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Emerging Markets Fund, Inc.

For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 5,204,890	$ —	$ —	$ —	$ 5,204,890
Swaps	—	—	(30,967,784)	—	—	—	(30,967,784)
	$ —	$ —	$ (25,762,894)	$ —	$ —	$ —	$ (25,762,894)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (145,891)	$ —	$ —	$ —	$ (145,891)
Swaps	—	—	(1,890,152)	—	—	—	(1,890,152)
	$ —	$ —	$ (2,036,043)	$ —	$ —	$ —	$ (2,036,043)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$51,435,941
Total return swaps:
Average notional value	$110,926,162
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ —	$ 1,324,853
Swaps — OTC(a)	320,147	1,435,103
Total derivative assets and liabilities in the Statements of Assets and Liabilities	320,147	2,759,956
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(1,324,853)
Total derivative assets and liabilities subject to an MNA	$ 320,147	$ 1,435,103

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(a)	Net Amount of Derivative Assets
JPMorgan Chase Bank N.A.	$ 320,147	$ —	$ —	$ (320,147)	$ —

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Goldman Sachs Bank USA	$ 785,212	$ —	$ —	$ (785,212)	$ —
HSBC Bank PLC	649,891	—	—	—	649,891
	$ 1,435,103	$ —	$ —	$ (785,212)	$ 649,891

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount represents the net amount payable due to counterparty in the event of default.

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Argentina	$ 23,441,290	$ —	$ —	$ 23,441,290
Austria	—	31,063,531	—	31,063,531
Brazil	407,919,817	—	—	407,919,817
China	234,917,631	770,763,682	—	1,005,681,313
Egypt	7,633,640	—	—	7,633,640
Greece	17,447,370	—	—	17,447,370
Hong Kong	10,303,620	57,769,076	—	68,072,696
Hungary	26,609,528	32,741,273	—	59,350,801
India	34,314,052	720,980,526	—	755,294,578
Indonesia	—	160,612,611	—	160,612,611
Italy	—	42,126,096	—	42,126,096
Kazakhstan	75,186,816	—	—	75,186,816
Mexico	166,003,973	—	—	166,003,973
Philippines	55,128,203	19,667,143	—	74,795,346
Poland	—	46,307,780	—	46,307,780
Qatar	—	30,154,580	—	30,154,580
Russia	—	—	1,819	1,819
Saudi Arabia	25,209,726	19,625,436	—	44,835,162
Singapore	—	23,107,643	—	23,107,643
South Africa	—	24,878,796	—	24,878,796
South Korea	—	346,383,009	—	346,383,009
Taiwan	41,747,789	629,343,105	—	671,090,894
Thailand	—	74,657,680	—	74,657,680
Turkey	43,996,328	—	—	43,996,328
United Arab Emirates	6,473,812	12,708,220	—	19,182,032
United Kingdom	21,060,058	22,893,437	—	43,953,495
United States	95,762,370	—	—	95,762,370
Zambia	45,244,561	—	—	45,244,561
Preferred Securities
Preferred Stocks
South Korea	—	105,955,733	—	105,955,733
Brazil	58,106,914	—	—	58,106,914
Short-Term Securities
Money Market Funds	293,285,381	—	—	293,285,381
	$ 1,689,792,879	$ 3,171,739,357	$ 1,819	$ 4,861,534,055
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 325,942	$ 320,147	$ —	$ 646,089
Liabilities
Equity Contracts	—	(1,435,103)	—	(1,435,103)
	$ 325,942	$ (1,114,956)	$ —	$ (789,014)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
April 30, 2024
BlackRock Unconstrained Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Denmark — 9.5%
Novo Nordisk A/S, Class B	828,023	$ 106,187,486
France — 7.8%
Hermes International SCA	14,025	33,575,713
LVMH Moet Hennessy Louis Vuitton SE	65,421	53,739,165
		87,314,878
Italy — 4.9%
Ferrari NV	135,101	55,563,611
Netherlands — 9.1%
ASML Holding NV	116,994	101,903,261
United Kingdom — 2.8%
Spirax-Sarco Engineering PLC	282,054	31,036,491
United States — 65.4%
Alphabet, Inc., Class C (a)	346,706	57,081,676
ANSYS, Inc. (a)	129,987	42,230,177
Cadence Design Systems, Inc. (a)	259,728	71,588,829
Costco Wholesale Corp.	24,635	17,808,641
Floor & Decor Holdings, Inc., Class A (a)	366,060	40,387,400
Intuit, Inc.	75,174	47,030,358
Intuitive Surgical, Inc. (a)	124,910	46,294,144
Masimo Corp. (a)	361,806	48,630,344
Mastercard, Inc., Class A	120,238	54,251,386
Meta Platforms, Inc., Class A	112,319	48,316,264
Security	Shares	Value
United States (continued)
Microsoft Corp.	271,302	$ 105,626,008
S&P Global, Inc.	122,815	51,070,161
Thermo Fisher Scientific, Inc.	98,486	56,010,958
Visa, Inc., Class A	177,046	47,556,326
		733,882,672
Total Long-Term Investments — 99.5% (Cost: $1,013,756,793)		1,115,888,399
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(b)(c)	6,629,219	6,629,219
Total Short-Term Securities — 0.6% (Cost: $6,629,219)		6,629,219
Total Investments — 100.1% (Cost: $1,020,386,012)		1,122,517,618
Liabilities in Excess of Other Assets — (0.1)%		(881,098)
Net Assets — 100.0%		$ 1,121,636,520

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 3,918 (b)	$ —	$ (3,918)	$ —	$ —	—	$ 3,243 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	575,894	6,053,325 (b)	—	—	—	6,629,219	6,629,219	363,432	—
SL Liquidity Series, LLC, Money Market Series(a)	6,646,180	—	(6,644,860)(b)	800	(2,120)	—	—	13,688 (c)	—
				$ (3,118)	$ (2,120)	$ 6,629,219		$ 380,363	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 754,055	$ —	$ —	$ —	$ 754,055

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Unconstrained Equity Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,737,553
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Denmark	$ —	$ 106,187,486	$ —	$ 106,187,486
France	—	87,314,878	—	87,314,878
Italy	—	55,563,611	—	55,563,611
Netherlands	—	101,903,261	—	101,903,261
United Kingdom	—	31,036,491	—	31,036,491
United States	733,882,672	—	—	733,882,672
Short-Term Securities
Money Market Funds	6,629,219	—	—	6,629,219
	$ 740,511,891	$ 382,005,727	$ —	$ 1,122,517,618
See notes to financial statements.
Schedule of Investments

Schedule of Investments
April 30, 2024
BlackRock Sustainable Emerging Markets Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 7.4%
Arezzo Industria e Comercio SA	73,306	$ 732,975
B3 SA - Brasil Bolsa Balcao	559,781	1,163,201
Banco Bradesco SA, ADR	40,485	109,310
Hapvida Participacoes e Investimentos SA (a)(b)	2,441,514	1,735,005
Lojas Renner SA	343,976	1,015,513
Sendas Distribuidora S/A	361,760	914,049
		5,670,053
China — 15.9%
Asymchem Laboratories Tianjin Co. Ltd., Class A	56,700	644,043
China Mengniu Dairy Co. Ltd.	420,000	870,020
China Merchants Bank Co. Ltd., Class A	145,000	682,978
China Merchants Bank Co. Ltd., Class H	266,500	1,154,173
Contemporary Amperex Technology Co. Ltd., Class A	54,400	1,518,934
Ganfeng Lithium Group Co. Ltd., Class H (b)	191,600	561,864
Industrial & Commercial Bank of China Ltd., Class H	3,098,000	1,661,234
KE Holdings, Inc., ADR	77,995	1,179,284
Tencent Holdings Ltd.	31,600	1,386,709
Tencent Holdings Ltd., ADR	41,172	1,801,275
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	235,300	709,095
		12,169,609
Egypt — 0.6%
Commercial International Bank - Egypt	310,862	467,105
Greece — 0.8%
National Bank of Greece SA (a)	75,746	611,121
Hong Kong — 2.7%
AIA Group Ltd.	160,800	1,177,756
Prudential PLC	102,496	891,443
		2,069,199
Hungary — 1.8%
OTP Bank Nyrt	28,437	1,409,498
India — 12.6%
Aditya Birla Capital Ltd. (a)	386,946	1,071,733
Alkem Laboratories Ltd.	14,364	831,694
Axis Bank Ltd.	105,347	1,470,443
Cipla Ltd.	70,357	1,177,796
HDFC Bank Ltd.	68,991	1,252,917
Hindustan Unilever Ltd.	27,449	733,084
Infosys Ltd.	74,124	1,251,548
Macrotech Developers Ltd.	61,280	907,708
Marico Ltd.	152,781	948,121
		9,645,044
Indonesia — 4.0%
Bank Central Asia Tbk PT	2,681,300	1,612,223
Bank Rakyat Indonesia Persero Tbk PT	4,846,600	1,467,083
		3,079,306
Kazakhstan — 2.4%
Kaspi.KZ JSC, ADR	15,720	1,851,187
Mexico — 5.2%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	113,937	1,261,433
Security	Shares	Value
Mexico (continued)
Grupo Financiero Banorte SAB de CV, Class O	127,309	$ 1,260,029
Wal-Mart de Mexico SAB de CV	390,870	1,458,454
		3,979,916
Portugal — 0.9%
Jeronimo Martins SGPS SA	31,705	652,227
South Africa — 6.1%
Gold Fields Ltd.	44,269	716,169
Gold Fields Ltd., ADR	59,345	959,608
Naspers Ltd., Class N	11,923	2,285,219
Shoprite Holdings Ltd.	55,798	744,474
		4,705,470
South Korea — 12.8%
Kia Corp.	14,126	1,196,791
Samsung Biologics Co. Ltd. (a)(b)	2,519	1,415,822
Samsung Electronics Co. Ltd.	65,145	3,621,192
Samsung Electronics Co. Ltd., GDR	955	1,332,660
SK Hynix, Inc.	18,253	2,252,522
		9,818,987
Taiwan — 16.2%
Accton Technology Corp.	58,000	812,545
Chroma ATE, Inc.	30,000	243,651
Delta Electronics, Inc.	118,000	1,155,609
eMemory Technology, Inc.	9,000	604,913
Taiwan Semiconductor Manufacturing Co. Ltd.	329,000	7,877,495
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,101	700,571
Wistron Corp.	285,000	975,857
		12,370,641
Thailand — 2.4%
Advanced Info Service PCL, NVDR	160,000	850,087
CP ALL PCL, NVDR	655,900	1,013,701
		1,863,788
United Arab Emirates — 2.6%
Abu Dhabi Commercial Bank PJSC	301,932	685,592
Aldar Properties PJSC	892,076	1,326,128
		2,011,720
United States — 2.5%
Cognizant Technology Solutions Corp., Class A	11,437	751,182
EPAM Systems, Inc. (a)	4,786	1,125,955
		1,877,137
Total Common Stocks — 96.9% (Cost: $66,245,289)		74,252,008
Preferred Securities
Preferred Stocks — 2.3%
Brazil — 1.5%
Banco Bradesco SA	440,353	1,187,255

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Sustainable Emerging Markets Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea — 0.8%
Samsung Electronics Co. Ltd.	12,559	$ 586,394
Total Preferred Securities — 2.3% (Cost: $1,702,210)		1,773,649
Total Long-Term Investments — 99.2% (Cost: $67,947,499)		76,025,657
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(c)(d)	531,575	531,575
Total Short-Term Securities — 0.7% (Cost: $531,575)		531,575
Total Investments — 99.9% (Cost: $68,479,074)		76,557,232
Other Assets Less Liabilities — 0.1%		82,149
Net Assets — 100.0%		$ 76,639,381

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 102 (b)	$ —	$ (102)	$ —	$ —	—	$ 190 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,651,403	—	(1,119,828)(b)	—	—	531,575	531,575	49,133	—
SL Liquidity Series, LLC, Money Market Series(a)	—	298 (b)	—	(298)	—	—	—	270 (c)	—
				$ (400)	$ —	$ 531,575		$ 49,593	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	15	06/21/24	$ 782	$ (11,211)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Sustainable Emerging Markets Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 11,211	$ —	$ —	$ —	$ 11,211

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 477	$ —	$ —	$ —	$ 477
Swaps	—	—	(60,880)	—	—	—	(60,880)
	$ —	$ —	$ (60,403)	$ —	$ —	$ —	$ (60,403)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (12,675)	$ —	$ —	$ —	$ (12,675)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$195,375
Total return swaps:
Average notional value	$59,093
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 5,670,053	$ —	$ —	$ 5,670,053
China	2,980,559	9,189,050	—	12,169,609
Egypt	467,105	—	—	467,105
Greece	611,121	—	—	611,121
Hong Kong	—	2,069,199	—	2,069,199
Hungary	—	1,409,498	—	1,409,498
India	—	9,645,044	—	9,645,044
Indonesia	—	3,079,306	—	3,079,306
Kazakhstan	1,851,187	—	—	1,851,187
Mexico	3,979,916	—	—	3,979,916
Portugal	—	652,227	—	652,227
South Africa	3,244,827	1,460,643	—	4,705,470
South Korea	—	9,818,987	—	9,818,987

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Sustainable Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Taiwan	$ 700,571	$ 11,670,070	$ —	$ 12,370,641
Thailand	—	1,863,788	—	1,863,788
United Arab Emirates	1,326,128	685,592	—	2,011,720
United States	1,877,137	—	—	1,877,137
Preferred Securities
Preferred Stocks
South Korea	—	586,394	—	586,394
Brazil	1,187,255	—	—	1,187,255
Short-Term Securities
Money Market Funds	531,575	—	—	531,575
	$ 24,427,434	$ 52,129,798	$ —	$ 76,557,232
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (11,211)	$ —	$ —	$ (11,211)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
April 30, 2024

	BlackRock Emerging Markets Fund, Inc.	BlackRock Unconstrained Equity Fund	BlackRock Sustainable Emerging Markets Equity Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 4,568,248,674	$ 1,115,888,399	$ 76,025,657
Investments, at value — affiliated(c)	293,285,381	6,629,219	531,575
Cash	121,380	—	—
Cash pledged:
Collateral — OTC derivatives	2,646,000	—	—
Futures contracts	3,114,000	—	23,000
Foreign currency, at value(d)	23,428,257	224	39,997
Receivables:
Investments sold	27,569,138	909,099	229,772
Securities lending income — affiliated	2,741	—	190
Swaps	4,272,820	—	—
Capital shares sold	6,563,840	8,305,246	9,654
Dividends — unaffiliated	7,677,241	1,526,785	135,620
Dividends — affiliated	813,010	36,055	3,939
Unrealized appreciation on OTC swaps	320,147	—	—
Prepaid expenses	121,658	101,306	39,180
Total assets	4,938,184,287	1,133,396,333	77,038,584
LIABILITIES
Bank overdraft	—	114,293	7,499
Cash received as collateral for OTC derivatives	3,380,000	—	—
Collateral on securities loaned	9,206,962	—	—
Payables:
Investments purchased	62,076,341	5,124,637	—
Swaps	7,502,617	—	—
Accounting services fees	149,148	27,492	14,011
Capital shares redeemed	10,546,511	5,428,301	70,953
Custodian fees	1,225,591	19,528	44,136
Deferred foreign capital gain tax	17,420,167	—	15,454
Investment advisory fees	2,864,629	727,018	31,942
Directors’ and Officer’s fees	7,417	1,662	1,828
Other accrued expenses	4,883	6,578	1,374
Printing fees	17,312	16,506	22,643
Professional fees	142,379	130,881	149,867
Service and distribution fees	67,147	50,207	8,026
Transfer agent fees	498,923	112,710	20,730
Variation margin on futures contracts	1,324,853	—	10,740
Unrealized depreciation on OTC swaps	1,435,103	—	—
Total liabilities	117,869,983	11,759,813	399,203
Commitments and contingent liabilities
NET ASSETS	$ 4,820,314,304	$ 1,121,636,520	$ 76,639,381
NET ASSETS CONSIST OF
Paid-in capital	$ 5,788,299,099	$ 1,041,518,580	$ 87,171,002
Accumulated earnings (loss)	(967,984,795)	80,117,940	(10,531,621)
NET ASSETS	$ 4,820,314,304	$ 1,121,636,520	$ 76,639,381
(a)Investments, at cost—unaffiliated	$4,312,838,547	$1,013,756,793	$67,947,499
(b)Securities loaned, at value	$8,638,394	$—	$—
(c)Investments, at cost—affiliated	$293,285,381	$6,629,219	$531,575
(d)Foreign currency, at cost	$23,425,300	$3,907	$40,015

2024 BlackRock Annual Report to Shareholders

Statements of Assets and Liabilities  (continued)
April 30, 2024

	BlackRock Emerging Markets Fund, Inc.	BlackRock Unconstrained Equity Fund	BlackRock Sustainable Emerging Markets Equity Fund
NET ASSET VALUE
Institutional
Net assets	$ 3,606,098,074	$ 884,278,452	$ 36,584,287
Shares outstanding	148,563,908	64,874,339	2,901,623
Net asset value	$ 24.27	$ 13.63	$ 12.61
Shares authorized	1.1 billion	Unlimited	100 million
Par value	$0.10	$0.10	$0.10
Investor A
Net assets	$ 295,249,407	$ 233,297,413	$ 38,643,185
Shares outstanding	12,663,962	17,217,885	3,118,446
Net asset value	$ 23.31	$ 13.55	$ 12.39
Shares authorized	100 million	Unlimited	200 million
Par value	$0.10	$0.10	$0.10
Investor C
Net assets	$ 7,799,201	$ 3,449,896	N/A
Shares outstanding	404,788	255,135	N/A
Net asset value	$ 19.27	$ 13.52	N/A
Shares authorized	100 million	Unlimited	N/A
Par value	$0.10	$0.10	N/A
Class K
Net assets	$ 911,167,622	N/A	$ 1,041,122
Shares outstanding	37,523,784	N/A	82,691
Net asset value	$ 24.28	N/A	$ 12.59
Shares authorized	1 billion	N/A	2 billion
Par value	$0.10	N/A	$0.10
Class R
Net assets	N/A	$ 610,759	$ 370,787
Shares outstanding	N/A	44,472	42,390
Net asset value	N/A	$ 13.73	$ 8.75
Shares authorized	N/A	Unlimited	200 million
Par value	N/A	$0.10	$0.10
See notes to financial statements.
Financial Statements

Statements of Operations
Year Ended April 30, 2024

	BlackRock Emerging Markets Fund, Inc.	BlackRock Unconstrained Equity Fund	BlackRock Sustainable Emerging Markets Equity Fund
INVESTMENT INCOME
Dividends — unaffiliated	$138,775,382	$4,794,957	$2,056,479
Dividends — affiliated	12,980,877	363,432	49,133
Securities lending income — affiliated — net	277,832	16,931	460
Foreign taxes withheld	(15,650,526)	(352,730)	(240,933)
Foreign withholding tax claims	—	293,735	—
Total investment income	136,383,565	5,116,325	1,865,139
EXPENSES
Investment advisory	37,092,758	4,286,562	488,805
Transfer agent — class specific	6,945,921	417,487	123,174
Custodian	2,596,230	43,014	85,171
Service and distribution — class specific	835,602	541,718	105,851
Accounting services	494,843	73,422	43,138
Registration	318,636	99,136	72,089
Professional	185,678	161,208	138,845
Printing and postage	61,262	8,616	25,230
Directors and Officer	44,289	9,724	6,971
Miscellaneous	61,357	20,133	17,575
Total expenses excluding interest expense	48,636,576	5,661,020	1,106,849
Interest expense — unaffiliated	3,112	131	2,564
Total expenses	48,639,688	5,661,151	1,109,413
Less:
Fees waived and/or reimbursed by the Manager	(1,247,876)	(4,585)	(217,867)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(4,954,716)	(75,489)	(82,994)
Total expenses after fees waived and/or reimbursed	42,437,096	5,581,077	808,552
Net investment income (loss)	93,946,469	(464,752)	1,056,587
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(210,871,504)	(9,022,329)	(1,766,879)
Investments — affiliated	(3,497)	(3,118)	(400)
Foreign currency transactions	(4,842,468)	4,972	(223,679)
Futures contracts	5,204,890	754,055	477
Swaps	(30,967,784)	—	(60,880)
	(241,480,363)	(8,266,420)	(2,051,361)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	481,064,861	60,228,691	2,056,103
Investments — affiliated	(7,757)	(2,120)	—
Foreign currency translations	60,728	1,317	(3,988)
Futures contracts	(145,891)	—	(12,675)
Swaps	(1,890,152)	—	—
	479,081,789	60,227,888	2,039,440
Net realized and unrealized gain (loss)	237,601,426	51,961,468	(11,921)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$331,547,895	$51,496,716	$1,044,666
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(10,558,091)	$—	$—
(b) Net of reduction in/(increase in) deferred foreign capital gain tax of	$(15,723,414)	$—	$23,180
See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Statements of Changes in Net Assets

	BlackRock Emerging Markets Fund, Inc.		BlackRock Unconstrained Equity Fund
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/24	Year Ended 04/30/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$93,946,469	$75,860,362	$(464,752)	$(709,636)
Net realized loss	(241,480,363)	(475,854,396)	(8,266,420)	(10,834,577)
Net change in unrealized appreciation (depreciation)	479,081,789	169,103,003	60,227,888	39,420,051
Net increase (decrease) in net assets resulting from operations	331,547,895	(230,891,031)	51,496,716	27,875,838
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(63,630,096)	(58,609,418)	—	(6,796,902)
Investor A	(4,596,334)	(6,008,508)	—	(29,616,260)
Investor C	(95,976)	(162,744)	—	(211,141)
Class K	(16,691,121)	(14,242,365)	—	—
Class R	—	—	—	(33,496)
Decrease in net assets resulting from distributions to shareholders	(85,013,527)	(79,023,035)	—	(36,657,799)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(293,986,033)	847,499,599	810,857,445	7,746,875
NET ASSETS
Total increase (decrease) in net assets	(47,451,665)	537,585,533	862,354,161	(1,035,086)
Beginning of year	4,867,765,969	4,330,180,436	259,282,359	260,317,445
End of year	$4,820,314,304	$4,867,765,969	$1,121,636,520	$259,282,359

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	BlackRock Sustainable Emerging Markets Equity Fund
	Year Ended 04/30/24	Year Ended 04/30/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,056,587	$772,485
Net realized loss	(2,051,361)	(7,753,364)
Net change in unrealized appreciation (depreciation)	2,039,440	4,237,432
Net increase (decrease) in net assets resulting from operations	1,044,666	(2,743,447)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(628,692)	(453,923)
Investor A	(588,363)	(377,594)
Class K	(18,502)	(15,636)
Class R	(6,641)	(4,438)
Decrease in net assets resulting from distributions to shareholders	(1,242,198)	(851,591)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(8,791,910)	(13,484,488)
NET ASSETS
Total decrease in net assets	(8,989,442)	(17,079,526)
Beginning of year	85,628,823	102,708,349
End of year	$76,639,381	$85,628,823

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Emerging Markets Fund, Inc.
	Institutional
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 11/01/19 to 04/30/20	Year Ended 10/31/19

Net asset value, beginning of period	$23.10	$24.41	$34.51	$22.21	$24.51	$20.73
Net investment income(a)	0.45	0.43	0.31	0.15	0.04	0.40
Net realized and unrealized gain (loss)	1.12	(1.24)	(8.70)	12.46	(1.94)	3.58
Net increase (decrease) from investment operations	1.57	(0.81)	(8.39)	12.61	(1.90)	3.98
Distributions(b)
From net investment income	(0.40)	(0.50)	(0.28)	(0.31)	(0.40)	(0.20)
From net realized gain	—	—	(1.43)	—	—	—
Total distributions	(0.40)	(0.50)	(1.71)	(0.31)	(0.40)	(0.20)
Net asset value, end of period	$24.27	$23.10	$24.41	$34.51	$22.21	$24.51
Total Return(c)
Based on net asset value	6.88%	(3.26)%	(25.52)%	57.05%	(7.95)%(d)	19.39%
Ratios to Average Net Assets(e)
Total expenses	1.00%	1.00%	0.96%	1.02%	1.04%(f)	1.14%
Total expenses after fees waived and/or reimbursed	0.86%	0.86%	0.86%	0.86%	0.86%(f)	0.97%
Net investment income	1.93%	1.88%	1.03%	0.49%	0.34%(f)	1.73%
Supplemental Data
Net assets, end of period (000)	$3,606,098	$3,675,123	$3,261,325	$2,771,663	$660,315	$308,719
Portfolio turnover rate	91%(g)	96%(g)	132%(g)	109%(g)	63%(g)	119%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Emerging Markets Fund, Inc. (continued)
	Investor A
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 11/01/19 to 04/30/20	Year Ended 10/31/19

Net asset value, beginning of period	$22.20	$23.47	$33.26	$21.42	$23.62	$19.96
Net investment income(a)	0.38	0.38	0.24	0.11	0.02	0.29
Net realized and unrealized gain (loss)	1.08	(1.22)	(8.40)	11.98	(1.89)	3.50
Net increase (decrease) from investment operations	1.46	(0.84)	(8.16)	12.09	(1.87)	3.79
Distributions(b)
From net investment income	(0.35)	(0.43)	(0.20)	(0.25)	(0.33)	(0.13)
From net realized gain	—	—	(1.43)	—	—	—
Total distributions	(0.35)	(0.43)	(1.63)	(0.25)	(0.33)	(0.13)
Net asset value, end of period	$23.31	$22.20	$23.47	$33.26	$21.42	$23.62
Total Return(c)
Based on net asset value	6.62%	(3.49)%	(25.74)%	56.67%	(8.09)%(d)	19.11%
Ratios to Average Net Assets(e)
Total expenses	1.35%	1.33%	1.25%	1.28%	1.36%(f)	1.45%
Total expenses after fees waived and/or reimbursed	1.11%	1.11%	1.11%	1.11%	1.11%(f)	1.22%
Net investment income	1.68%	1.74%	0.82%	0.38%	0.21%(f)	1.31%
Supplemental Data
Net assets, end of period (000)	$295,249	$305,065	$351,246	$463,032	$196,836	$204,061
Portfolio turnover rate	91%(g)	96%(g)	132%(g)	109%(g)	63%(g)	119%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Emerging Markets Fund, Inc. (continued)
	Investor C
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 11/01/19 to 04/30/20	Year Ended 10/31/19

Net asset value, beginning of period	$18.40	$19.52	$28.01	$18.03	$19.83	$16.77
Net investment income (loss)(a)	0.18	0.19	0.02	0.04	(0.05)	0.09
Net realized and unrealized gain (loss)	0.89	(1.02)	(7.01)	9.96	(1.60)	2.97
Net increase (decrease) from investment operations	1.07	(0.83)	(6.99)	10.00	(1.65)	3.06
Distributions(b)
From net investment income	(0.20)	(0.29)	(0.07)	(0.02)	(0.15)	—
From net realized gain	—	—	(1.43)	—	—	—
Total distributions	(0.20)	(0.29)	(1.50)	(0.02)	(0.15)	—
Net asset value, end of period	$19.27	$18.40	$19.52	$28.01	$18.03	$19.83
Total Return(c)
Based on net asset value	5.87%	(4.22)%	(26.29)%	55.48%	(8.42)%(d)	18.25%
Ratios to Average Net Assets(e)
Total expenses	2.08%	2.10%	2.02%	2.13%	2.22%(f)	2.31%
Total expenses after fees waived and/or reimbursed	1.86%	1.86%	1.86%	1.86%	1.86%(f)	1.98%
Net investment income (loss)	0.97%	1.03%	0.07%	0.16%	(0.51)%(f)	0.50%
Supplemental Data
Net assets, end of period (000)	$7,799	$9,739	$13,144	$18,769	$24,639	$31,362
Portfolio turnover rate	91%(g)	96%(g)	132%(g)	109%(g)	63%(g)	119%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Emerging Markets Fund, Inc. (continued)
	Class K
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 11/01/19 to 04/30/20	Year Ended 10/31/19

Net asset value, beginning of period	$23.10	$24.42	$34.53	$22.22	$24.52	$20.74
Net investment income(a)	0.46	0.42	0.34	0.19	0.06	0.48
Net realized and unrealized gain (loss)	1.14	(1.23)	(8.73)	12.44	(1.95)	3.52
Net increase (decrease) from investment operations	1.60	(0.81)	(8.39)	12.63	(1.89)	4.00
Distributions(b)
From net investment income	(0.42)	(0.51)	(0.29)	(0.32)	(0.41)	(0.22)
From net realized gain	—	—	(1.43)	—	—	—
Total distributions	(0.42)	(0.51)	(1.72)	(0.32)	(0.41)	(0.22)
Net asset value, end of period	$24.28	$23.10	$24.42	$34.53	$22.22	$24.52
Total Return(c)
Based on net asset value	6.98%	(3.24)%	(25.50)%	57.13%	(7.91)%(d)	19.48%
Ratios to Average Net Assets(e)
Total expenses	0.84%	0.86%	0.85%	0.85%	0.92%(f)	0.98%
Total expenses after fees waived and/or reimbursed	0.81%	0.81%	0.81%	0.81%	0.81%(f)	0.92%
Net investment income	1.97%	1.85%	1.12%	0.63%	0.46%(f)	2.08%
Supplemental Data
Net assets, end of period (000)	$911,168	$877,839	$704,465	$458,860	$166,590	$109,569
Portfolio turnover rate	91%(g)	96%(g)	132%(g)	109%(g)	63%(g)	119%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Unconstrained Equity Fund
	Institutional
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 11/01/19 to 04/30/20	Year Ended 10/31/19

Net asset value, beginning of period	$11.66	$12.12	$16.41	$12.18	$14.58	$13.08
Net investment income (loss)(a)	0.01	(0.01)	(0.03)	0.02	0.04	0.10
Net realized and unrealized gain (loss)	1.96	1.32	(0.95)	5.77	(0.80)	2.38
Net increase (decrease) from investment operations	1.97	1.31	(0.98)	5.79	(0.76)	2.48
Distributions(b)
From net investment income	—	—	(0.08)	(0.04)	(0.12)	(0.10)
From net realized gain	—	(1.77)	(3.23)	(1.52)	(1.52)	(0.88)
Total distributions	—	(1.77)	(3.31)	(1.56)	(1.64)	(0.98)
Net asset value, end of period	$13.63	$11.66	$12.12	$16.41	$12.18	$14.58
Total Return(c)
Based on net asset value	16.90%	14.49%	(8.74)%	50.41%(d)	(6.45)%(e)	20.73%
Ratios to Average Net Assets(f)
Total expenses	0.95%	1.12%	1.02%(g)	1.05%(h)	1.04%(i)(j)	1.01%
Total expenses after fees waived and/or reimbursed	0.94%	0.95%	0.95%(g)	1.00%(h)	0.99%(i)(j)	0.96%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.93%	0.95%	0.95%(g)	1.00%(h)	0.99%(i)(j)	0.96%
Net investment income (loss)	0.07%	(0.07)%	(0.20)%	0.15%	0.67%(i)	0.76%
Supplemental Data
Net assets, end of period (000)	$884,278	$66,293	$49,303	$52,716	$38,428	$45,641
Portfolio turnover rate	31%	27%	100%	83%	27%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 0.99%, 0.92% and 0.92%, respectively.

(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.01%, 0.96% and 0.96%, respectively.

(i)	Annualized.
(j)
Audit, printing and tax cost expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.07%, 1.02% and 1.02%, respectively.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Unconstrained Equity Fund (continued)
	Investor A
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 11/01/19 to 04/30/20	Year Ended 10/31/19

Net asset value, beginning of period	$11.62	$12.11	$16.41	$12.17	$14.55	$13.05
Net investment income (loss)(a)	(0.04)	(0.04)	(0.06)	(0.01)	0.03	0.07
Net realized and unrealized gain (loss)	1.97	1.32	(0.97)	5.77	(0.82)	2.38
Net increase (decrease) from investment operations	1.93	1.28	(1.03)	5.76	(0.79)	2.45
Distributions(b)
From net investment income	—	—	(0.07)	(0.03)	(0.07)	(0.07)
From net realized gain	—	(1.77)	(3.20)	(1.49)	(1.52)	(0.88)
Total distributions	—	(1.77)	(3.27)	(1.52)	(1.59)	(0.95)
Net asset value, end of period	$13.55	$11.62	$12.11	$16.41	$12.17	$14.55
Total Return(c)
Based on net asset value	16.61%	14.21%	(9.04)%	50.17%(d)	(6.61)%(e)	20.42%
Ratios to Average Net Assets(f)
Total expenses	1.21%	1.34%	1.26%(g)	1.30%(h)	1.30%(i)(j)	1.27%
Total expenses after fees waived and/or reimbursed	1.20%	1.20%	1.21%(g)	1.25%(h)	1.25%(i)(j)	1.22%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.19%	1.20%	1.21%(g)	1.25%(h)	1.25%(i)(j)	1.22%
Net investment income (loss)	(0.32)%	(0.36)%	(0.44)%	(0.10)%	0.43%(i)	0.50%
Supplemental Data
Net assets, end of period (000)	$233,297	$191,316	$209,352	$252,119	$182,892	$211,071
Portfolio turnover rate	31%	27%	100%	83%	27%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.23%, 1.18% and 1.18%, respectively.

(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.26%, 1.21% and 1.21%, respectively.

(i)	Annualized.
(j)
Audit, printing and tax cost expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.33%, 1.28% and 1.28%, respectively.

See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock Unconstrained Equity Fund (continued)
Investor C
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 11/01/19 to 04/30/20	Year Ended 10/31/19

Net asset value, beginning of period	$11.68	$12.25	$16.54	$12.22	$14.50	$12.87
Net investment loss(a)	(0.13)	(0.12)	(0.19)	(0.18)	(0.03)	(0.05)
Net realized and unrealized gain (loss)	1.97	1.32	(0.97)	5.83	(0.82)	2.40
Net increase (decrease) from investment operations	1.84	1.20	(1.16)	5.65	(0.85)	2.35
Distributions(b)
From net investment income	—	—	(0.02)	—	—	—
From net realized gain	—	(1.77)	(3.11)	(1.33)	(1.43)	(0.72)
Total distributions	—	(1.77)	(3.13)	(1.33)	(1.43)	(0.72)
Net asset value, end of period	$13.52	$11.68	$12.25	$16.54	$12.22	$14.50
Total Return(c)
Based on net asset value	15.75%	13.27%	(9.75)%	48.76%(d)	(6.97)%(e)	19.54%
Ratios to Average Net Assets(f)
Total expenses	2.04%	2.25%	2.14%(g)	2.18%(h)	2.13%(i)(j)	2.07%
Total expenses after fees waived and/or reimbursed	1.96%	1.95%	2.07%(g)	2.13%(h)	2.08%(i)(j)	2.02%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.95%	1.95%	2.07%(g)	2.13%(h)	2.08%(i)(j)	2.08%
Net investment loss	(1.06)%	(1.12)%	(1.30)%	(1.28)%	(0.42)%(i)	(0.35)%
Supplemental Data
Net assets, end of period (000)	$3,450	$1,407	$1,432	$2,022	$6,501	$8,502
Portfolio turnover rate	31%	27%	100%	83%	27%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 2.11%, 2.04% and 2.04%, respectively.

(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 2.15%, 2.10% and 2.10%, respectively.

(i)	Annualized.
(j)
Audit, printing and tax cost expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 2.16%, 2.11% and 2.11%, respectively.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Unconstrained Equity Fund (continued)
	Class R
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 11/01/19 to 04/30/20	Year Ended 10/31/19

Net asset value, beginning of period	$11.80	$12.30	$16.59	$12.28	$14.60	$13.06
Net investment income (loss)(a)	(0.07)	(0.06)	(0.13)	(0.08)	0.00 (b)	0.01
Net realized and unrealized gain (loss)	2.00	1.33	(0.99)	5.85	(0.82)	2.40
Net increase (decrease) from investment operations	1.93	1.27	(1.12)	5.77	(0.82)	2.41
Distributions(c)
From net investment income	—	—	(0.03)	—	—	—
From net realized gain	—	(1.77)	(3.14)	(1.46)	(1.50)	(0.87)
Total distributions	—	(1.77)	(3.17)	(1.46)	(1.50)	(0.87)
Net asset value, end of period	$13.73	$11.80	$12.30	$16.59	$12.28	$14.60
Total Return(d)
Based on net asset value	16.36%	13.86%	(9.42)%	49.61%(e)	(6.74)%(f)	19.94%
Ratios to Average Net Assets(g)
Total expenses	1.62%	1.68%	1.83%(h)	1.65%(i)	1.71%(j)(k)	1.67%
Total expenses after fees waived and/or reimbursed	1.46%	1.45%	1.66%(h)	1.59%(i)	1.64%(j)(k)	1.62%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.45%	1.45%	1.66%(h)	1.59%(i)	1.64%(j)(k)	1.62%
Net investment income (loss)	(0.56)%	(0.60)%	(0.85)%	(0.55)%	0.03%(j)	0.09%
Supplemental Data
Net assets, end of period (000)	$611	$267	$230	$377	$683	$806
Portfolio turnover rate	31%	27%	100%	83%	27%	42%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.79%, 1.62% and 1.62%, respectively.

(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.62%, 1.56% and 1.56%, respectively.

(j)	Annualized.
(k)
Audit, printing and tax cost expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.74%, 1.67% and 1.67%, respectively.

See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Emerging Markets Equity Fund
	Institutional
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 01/01/20 to 04/30/20	Year Ended 12/31/19

Net asset value, beginning of period	$12.64	$13.01	$20.51	$14.31	$16.41	$13.58
Net investment income (loss)(a)	0.18	0.12	0.18	0.15	(0.03)	0.15
Net realized and unrealized gain (loss)	—	(0.36)	(4.73)	6.16	(2.07)	2.83
Net increase (decrease) from investment operations	0.18	(0.24)	(4.55)	6.31	(2.10)	2.98
Distributions(b)
From net investment income	(0.21)	(0.13)	(0.15)	(0.11)	—	(0.15)
From net realized gain	—	—	(2.80)	—	—	—
Total distributions	(0.21)	(0.13)	(2.95)	(0.11)	—	(0.15)
Net asset value, end of period	$12.61	$12.64	$13.01	$20.51	$14.31	$16.41
Total Return(c)
Based on net asset value	1.39%	(1.78)%	(25.22)%	44.25%	(12.80)%(d)	21.97%
Ratios to Average Net Assets(e)
Total expenses	1.23%	1.46%	1.03%	0.99%	1.14%(f)(g)	0.99%
Total expenses after fees waived and/or reimbursed	0.86%	0.86%	0.93%	0.99%	1.14%(f)(g)	0.99%
Net investment income (loss)	1.42%	0.99%	1.03%	0.81%	(0.56)%(f)	1.02%
Supplemental Data
Net assets, end of period (000)	$36,584	$39,380	$49,410	$87,154	$58,412	$71,202
Portfolio turnover rate	52%	58%	139%(h)	81%(h)	13%	55%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.31%.

(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Emerging Markets Equity Fund (continued)
	Investor A
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 01/01/20 to 04/30/20	Year Ended 12/31/19

Net asset value, beginning of period	$12.42	$12.79	$20.21	$14.12	$16.20	$13.41
Net investment income (loss)(a)	0.15	0.09	0.13	0.10	(0.04)	0.11
Net realized and unrealized gain (loss)	(0.01)	(0.36)	(4.65)	6.08	(2.04)	2.78
Net increase (decrease) from investment operations	0.14	(0.27)	(4.52)	6.18	(2.08)	2.89
Distributions(b)
From net investment income	(0.17)	(0.10)	(0.10)	(0.09)	—	(0.10)
From net realized gain	—	—	(2.80)	—	—	—
Total distributions	(0.17)	(0.10)	(2.90)	(0.09)	—	(0.10)
Net asset value, end of period	$12.39	$12.42	$12.79	$20.21	$14.12	$16.20
Total Return(c)
Based on net asset value	1.15%	(2.08)%	(25.40)%	43.86%	(12.84)%(d)	21.63%
Ratios to Average Net Assets(e)
Total expenses	1.48%	1.71%	1.28%	1.23%	1.40%(f)(g)	1.25%
Total expenses after fees waived and/or reimbursed	1.11%	1.11%	1.18%	1.23%	1.40%(f)(g)	1.25%
Net investment income (loss)	1.18%	0.73%	0.75%	0.56%	(0.83)%(f)	0.75%
Supplemental Data
Net assets, end of period (000)	$38,643	$44,551	$51,393	$77,884	$59,493	$73,416
Portfolio turnover rate	52%	58%	139%(h)	81%(h)	13%	55%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.57%.

(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Emerging Markets Equity Fund (continued)
	Class K
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 01/01/20 to 04/30/20	Year Ended 12/31/19

Net asset value, beginning of period	$12.62	$13.00	$20.49	$14.30	$16.40	$13.57
Net investment income (loss)(a)	0.19	0.13	0.18	0.14	(0.02)	0.16
Net realized and unrealized gain (loss)	(0.01)	(0.37)	(4.71)	6.16	(2.08)	2.82
Net increase (decrease) from investment operations	0.18	(0.24)	(4.53)	6.30	(2.10)	2.98
Distributions(b)
From net investment income	(0.21)	(0.14)	(0.16)	(0.11)	—	(0.15)
From net realized gain	—	—	(2.80)	—	—	—
Total distributions	(0.21)	(0.14)	(2.96)	(0.11)	—	(0.15)
Net asset value, end of period	$12.59	$12.62	$13.00	$20.49	$14.30	$16.40
Total Return(c)
Based on net asset value	1.44%	(1.79)%	(25.14)%	44.18%	(12.80)%(d)	22.05%
Ratios to Average Net Assets(e)
Total expenses	1.09%	1.40%	1.01%	1.01%	1.10%(f)(g)	0.96%
Total expenses after fees waived and/or reimbursed	0.81%	0.81%	0.87%	1.01%	1.10%(f)(g)	0.96%
Net investment income (loss)	1.50%	1.03%	1.03%	0.80%	(0.42)%(f)	1.03%
Supplemental Data
Net assets, end of period (000)	$1,041	$1,285	$1,275	$1,488	$809	$699
Portfolio turnover rate	52%	58%	139%(h)	81%(h)	13%	55%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.27% and 1.27%, respectively.

(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Emerging Markets Equity Fund (continued)
	Class R
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 01/01/20 to 04/30/20	Year Ended 12/31/19

Net asset value, beginning of period	$8.83	$9.12	$15.31	$10.73	$12.33	$10.20
Net investment income (loss)(a)	0.08	0.04	0.05	0.04	(0.05)	0.03
Net realized and unrealized gain (loss)	—	(0.25)	(3.37)	4.60	(1.55)	2.12
Net increase (decrease) from investment operations	0.08	(0.21)	(3.32)	4.64	(1.60)	2.15
Distributions(b)
From net investment income	(0.16)	(0.08)	(0.07)	(0.06)	—	(0.02)
From net realized gain	—	—	(2.80)	—	—	—
Total distributions	(0.16)	(0.08)	(2.87)	(0.06)	—	(0.02)
Net asset value, end of period	$8.75	$8.83	$9.12	$15.31	$10.73	$12.33
Total Return(c)
Based on net asset value	0.90%	(2.23)%	(25.72)%	43.35%	(12.98)%(d)	21.14%
Ratios to Average Net Assets(e)
Total expenses	1.96%	2.27%	1.75%	1.59%	1.77%(f)(g)	1.73%
Total expenses after fees waived and/or reimbursed	1.36%	1.36%	1.56%	1.59%	1.77%(f)(g)	1.73%
Net investment income (loss)	0.95%	0.50%	0.38%	0.31%	(1.21)%(f)	0.27%
Supplemental Data
Net assets, end of period (000)	$371	$413	$631	$982	$844	$1,115
Portfolio turnover rate	52%	58%	139%(h)	81%(h)	13%	55%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.94%.

(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Emerging Markets Fund, Inc., BlackRock Funds VII, Inc. (each, a "Corporation" or collectively, the “Corporations”) and BlackRock Unconstrained Equity Fund are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporations are each organized as a Maryland corporation and BlackRock Unconstrained Equity Fund is organized as a Delaware statutory trust. BlackRock Sustainable Emerging Markets Equity Fund is a series of BlackRock Funds VII, Inc. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock Emerging Markets Fund, Inc.	BlackRock Emerging Markets Fund, Inc.	Emerging Markets	Diversified
BlackRock Unconstrained Equity Fund	BlackRock Unconstrained Equity Fund	Unconstrained Equity	Non-diversified
BlackRock Funds VII, Inc.	BlackRock Sustainable Emerging Markets Equity Fund	Sustainable Emerging Markets Equity	Diversified
Each  Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Directors of Emerging Markets and Sustainable Emerging Markets Equity and the Board of Trustees of Unconstrained Equity are collectively referred to throughout this report as the “Board of Directors” or the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
Notes to Financial Statements

Notes to Financial Statements  (continued)

“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances.  For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund ’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the  Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive
Notes to Financial Statements

Notes to Financial Statements  (continued)

interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements  of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Emerging Markets
Barclays Capital, Inc.	$ 5,120,346	$ (5,120,346)	$ —	$ —
J.P. Morgan Securities LLC	2,435,714	(2,435,714)	—	—
Jefferies LLC	855,600	(855,600)	—	—
SG Americas Securities LLC	226,734	(226,734)	—	—
	$ 8,638,394	$ (8,638,394)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have  delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
Notes to Financial Statements

Notes to Financial Statements  (continued)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Emerging Markets	Unconstrained Equity	Sustainable Emerging Markets Equity
First $1 billion	0.81%	0.80%	0.60%
$1 billion — $3 billion	0.76	0.75	0.56
$3 billion — $5 billion	0.73	0.72	0.54
$5 billion — $10 billion	0.70	0.70	0.52
Greater than $10 billion	0.69	0.68	0.51
With respect to Emerging Markets and Sustainable Emerging Markets Equity, the Manager entered into separate sub-advisory agreements with BlackRock Asset Management North Asia Limited (“BAMNA”) and with respect to Emerging Markets, Unconstrained Equity and Sustainable Emerging Markets Equity, the Manager entered into sub-advisory agreements with BlackRock International Limited (“BIL”), each an affiliate of the Manager. The Manager pays BAMNA and BIL for services they provide for that portion of each Fund for which BAMNA and BIL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:  The Funds entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Emerging Markets		Unconstrained Equity		Sustainable Emerging Markets Equity
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%	N/A	N/A
Class R	N/A	N/A	0.25	0.25	0.25	0.25%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
Emerging Markets	$ 747,853	$ 87,749	$ —	$ 835,602
Unconstrained Equity	514,963	24,921	1,834	541,718
Sustainable Emerging Markets Equity	103,990	—	1,861	105,851
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended April 30, 2024, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Emerging Markets	$ 13,247	$ 12,078	$ 1,503	$ 3,259	$ —	$ 30,087
Unconstrained Equity	786	4,493	—	—	18	5,297
Sustainable Emerging Markets Equity	5,644	3,063	—	21	33	8,761
For the year ended April 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Emerging Markets	$ 6,103,820	$ 779,912	$ 21,493	$ 40,696	$ —	$ 6,945,921
Unconstrained Equity	253,994	158,617	3,999	—	877	417,487
Sustainable Emerging Markets Equity	58,818	62,823	—	112	1,421	123,174

2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

Other Fees:  For the year ended April 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Emerging Markets	$ 3,782
Unconstrained Equity	9,991
Sustainable Emerging Markets Equity	154
For the year ended April 30, 2024, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
Emerging Markets	$ 1,387	$ 531
Unconstrained Equity	450	697
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreements may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of a Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended April 30, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Emerging Markets	$ 188,505
Unconstrained Equity	4,570
Sustainable Emerging Markets Equity	710
With respect to each Fund, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended April 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
Emerging Markets	0.86%	1.11%	1.86%	0.81%	— %
Unconstrained Equity	0.95	1.20	1.95	—	1.45
Sustainable Emerging Markets Equity	0.86	1.11	—	0.81	1.36
The  Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended April 30, 2024, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Emerging Markets	$ 1,059,371
Unconstrained Equity	15
Sustainable Emerging Markets Equity	217,157
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager—class specific in the Statements of Operations. For the year ended April 30, 2024, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Emerging Markets	$ 4,268,005	$ 629,936	$ 17,093	$ 39,682	$ —	$ 4,954,716
Unconstrained Equity	35,555	37,197	2,137	—	600	75,489
Sustainable Emerging Markets Equity	39,623	42,026	—	111	1,234	82,994
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market
Notes to Financial Statements

Notes to Financial Statements  (continued)

fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each Fund  retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended April 30, 2024, each Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
Emerging Markets	$ 56,168
Unconstrained Equity	1,207
Sustainable Emerging Markets Equity	92
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Sustainable Emerging Markets Equity and Unconstrained Equity are currently permitted to borrow and lend under the Interfund Lending Program. Emerging Markets is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended April 30, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended April 30, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Emerging Markets	$310,141	$634,103	$103,539
7.
 PURCHASES AND SALES
For the year ended April 30, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Emerging Markets	$ 4,218,751,080	$ 4,593,518,646
Unconstrained Equity	974,195,774	168,386,905
Sustainable Emerging Markets Equity	41,641,545	49,343,778
8.
INCOME TAX INFORMATION
It is each Fund’ s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to net operating loss were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
Unconstrained Equity	$ (794,576)	$ 794,576
The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/24	Year Ended 04/30/23
Emerging Markets
Ordinary income	$ 85,013,527	$ 79,023,035
Unconstrained Equity
Long-term capital gains	$ —	$ 36,657,799
Sustainable Emerging Markets Equity
Ordinary income	$ 1,242,198	$ 851,591
As of April 30, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Emerging Markets	$ 21,232,651	$ (1,162,702,702)	$ 173,485,256	$ (967,984,795)
Unconstrained Equity	—	(19,332,029)	99,449,969	80,117,940
Sustainable Emerging Markets Equity	436,084	(18,450,791)	7,483,086	(10,531,621)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the accounting for swap agreements and the characterization of corporate actions.

As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets	$ 4,670,575,314	$ 619,821,549	$ (428,862,808)	$ 190,958,741
Unconstrained Equity	1,023,065,651	114,246,150	(14,794,183)	99,451,967
Sustainable Emerging Markets Equity	69,051,163	15,628,345	(8,122,276)	7,506,069
9.
BANK BORROWINGS
Each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended April 30, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’ s prospectus provides details of the risks to which each Fund is subject.
Notes to Financial Statements

Notes to Financial Statements  (continued)

The  Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The  Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 04/30/24		Year Ended 04/30/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Emerging Markets
Institutional
Shares sold	63,990,594	$ 1,507,298,100	105,480,964	$ 2,478,471,729
Shares issued in reinvestment of distributions	1,994,749	46,902,995	2,503,128	55,782,262
Shares redeemed	(76,545,212)	(1,803,207,961)	(82,484,053)	(1,876,184,192)
	(10,559,869)	$ (249,006,866)	25,500,039	$ 658,069,799
Investor A
Shares sold and automatic conversion of shares	2,948,276	$ 66,787,092	3,076,768	$ 68,340,004
Shares issued in reinvestment of distributions	189,218	4,278,180	263,313	5,648,239
Shares redeemed	(4,216,192)	(95,404,261)	(4,561,900)	(99,442,236)
	(1,078,698)	$ (24,338,989)	(1,221,819)	$ (25,453,993)
Investor C
Shares sold	29,195	$ 545,805	82,316	$ 1,515,541
Shares issued in reinvestment of distributions	5,037	94,551	8,950	159,773
Shares redeemed and automatic conversion of shares	(158,713)	(2,963,483)	(235,285)	(4,297,337)
	(124,481)	$ (2,323,127)	(144,019)	$ (2,622,023)
Class K
Shares sold	12,826,646	$ 299,397,803	22,191,667	$ 518,013,773
Shares issued in reinvestment of distributions	699,892	16,451,926	630,936	14,068,438
Shares redeemed	(13,997,184)	(334,166,780)	(13,679,312)	(314,576,395)
	(470,646)	$ (18,317,051)	9,143,291	$ 217,505,816
	(12,233,694)	$ (293,986,033)	33,277,492	$ 847,499,599
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 04/30/24		Year Ended 04/30/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Unconstrained Equity
Institutional
Shares sold	63,903,892	$ 859,049,060	2,644,394	$ 29,126,438
Shares issued in reinvestment of distributions	—	—	622,244	5,780,641
Shares redeemed	(4,716,692)	(61,303,234)	(1,646,749)	(16,789,093)
	59,187,200	$ 797,745,826	1,619,889	$ 18,117,986
Investor A
Shares sold and automatic conversion of shares	2,927,183	$ 38,325,233	388,964	$ 4,197,940
Shares issued in reinvestment of distributions	—	—	2,814,066	26,114,333
Shares redeemed	(2,178,913)	(27,207,082)	(4,015,931)	(40,745,900)
	748,270	$ 11,118,151	(812,901)	$ (10,433,627)
Investor C
Shares sold	202,044	$ 2,530,912	15,898	$ 174,516
Shares issued in reinvestment of distributions	—	—	21,738	204,114
Shares redeemed and automatic conversion of shares	(67,354)	(836,873)	(34,138)	(351,766)
	134,690	$ 1,694,039	3,498	$ 26,864
Class R
Shares sold	37,829	$ 509,327	4,005	$ 44,573
Shares issued in reinvestment of distributions	—	—	3,454	32,636
Shares redeemed	(15,981)	(209,898)	(3,532)	(41,557)
	21,848	$ 299,429	3,927	$ 35,652
	60,092,008	$ 810,857,445	814,413	$ 7,746,875

	Year Ended 04/30/24		Year Ended 04/30/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Sustainable Emerging Markets Equity
Institutional
Shares sold	107,916	$ 1,379,254	145,529	$ 1,824,043
Shares issued in reinvestment of distributions	42,892	547,087	33,719	399,347
Shares redeemed	(365,580)	(4,615,008)	(860,691)	(10,418,295)
	(214,772)	$ (2,688,667)	(681,443)	$ (8,194,905)
Investor A
Shares sold	53,670	$ 671,631	114,681	$ 1,431,005
Shares issued in reinvestment of distributions	41,836	526,052	29,316	340,567
Shares redeemed	(563,755)	(7,010,844)	(576,082)	(6,911,190)
	(468,249)	$ (5,813,161)	(432,085)	$ (5,139,618)
Class K
Shares sold	22,926	$ 289,044	52,555	$ 654,105
Shares issued in reinvestment of distributions	1,273	16,214	1,195	14,161
Shares redeemed	(43,323)	(558,147)	(50,028)	(618,291)
	(19,124)	$ (252,889)	3,722	$ 49,975
Class R
Shares sold	14,230	$ 124,836	9,668	$ 85,699
Shares issued in reinvestment of distributions	736	6,556	528	4,359
Shares redeemed	(19,360)	(168,585)	(32,582)	(289,998)
	(4,394)	$ (37,193)	(22,386)	$ (199,940)
	(706,539)	$ (8,791,910)	(1,132,192)	$ (13,484,488)
As of April 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K
Sustainable Emerging Markets Equity	10,701

2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors/Trustees of BlackRock Emerging Markets Fund, Inc. and BlackRock Unconstrained Equity Fund, and to the Shareholders of BlackRock Sustainable Emerging Markets Equity Fund and the Board of Directors of BlackRock Funds VII, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Emerging Markets Fund, Inc., BlackRock Unconstrained Equity Fund, and BlackRock Sustainable Emerging Markets Equity Fund of BlackRock Funds VII, Inc. (the “Funds”), including the schedules of investments, as of April 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Financial Highlights
BlackRock Emerging Markets Fund, Inc.	For each of the four years in the period ended April 30, 2024, for the period from November 1, 2019 through April 30, 2020, and for the year ended October 31, 2019
BlackRock Unconstrained Equity Fund	For each of the four years in the period ended April 30, 2024, for the period from November 1, 2019 through April 30, 2020, and for the year ended October 31, 2019
BlackRock Sustainable Emerging Markets Equity Fund	For each of the four years in the period ended April 30, 2024, for the period from January 1, 2020 through April 30, 2020, and for the year ended December 31, 2019
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
June 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

2024 BlackRock Annual Report to Shareholders

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2024:
Fund Name	Qualified Dividend Income
Emerging Markets	$ 99,596,797
Sustainable Emerging Markets Equity	1,335,493
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2024:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Emerging Markets	$ 75,486,851	$ 24,132,374
Sustainable Emerging Markets Equity	1,051,164	220,374
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2024:
Fund Name	Federal Obligation Interest
Emerging Markets	$ 1,429,960
Sustainable Emerging Markets Equity	4,667
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2024 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Emerging Markets	0.59%
Sustainable Emerging Markets Equity	2.23
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2024:
Fund Name	Interest Dividends
Emerging Markets	$ 9,119,643
Sustainable Emerging Markets Equity	29,771
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2024:
Fund Name	Interest- Related Dividends
Emerging Markets	$ 9,119,643
Sustainable Emerging Markets Equity	29,771

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Emerging Markets Fund, Inc., BlackRock Funds VII, Inc. (collectively the “Corporations”) and BlackRock Unconstrained Equity Fund (the "Trust") have adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Emerging Markets Fund, Inc., BlackRock Unconstrained Equity Fund and BlackRock Sustainable Emerging Markets Equity Fund (the “Funds”), each a series of the Corporations or the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Directors (the “Board”) of the Corporations and the Board of Trustees of the Trust, on behalf of the Funds, met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets.  It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications.  Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements.  The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

2024 BlackRock Annual Report to Shareholders

Director and Officer Information

Independent Directors(a)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Mark Stalnecker 1951	Chair of the Board (Since 2019) and Director (Since 2015)
Chief Investment Officer, University of Delaware from
1999 to 2013; Trustee and Chair of the Finance and
Investment Committees, Winterthur Museum and Country
Estate from 2005 to 2016; Member of the Investment
Committee, Delaware Public Employees’ Retirement
System since 2002; Member of the Investment Committee,
Christiana Care Health System from 2009 to 2017;
Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and
Chair of the Audit Committee, SEI Private Trust Co. from
2001 to 2014.
			28 RICs consisting of 164 Portfolios	None
Susan J. Carter 1956	Director (Since 2016)
Trustee, Financial Accounting Foundation from  2017 to
2021;  Advisory Board Member, Center for Private Equity
and Entrepreneurship at Tuck School of Business from
1997 to 2021; Director, Pacific Pension Institute from
2014 to 2018; Senior Advisor, Commonfund Capital, Inc.
(“CCI”) (investment adviser) in 2015; Chief Executive
Officer, CCI from 2013 to 2014; President & Chief
Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof  from 2018 to 2022; Advisory Board
Member, Bridges Fund Management from 2016 to 2018;
Practitioner Advisory Board Member, Private Capital
Research Institute (“PCRI”) since 2017; Lecturer in the
Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member,
Tostan since 2021; Member of the President’s Counsel,
Commonfund since 2023.
			28 RICs consisting of 164 Portfolios	None
Collette Chilton 1958	Director (Since 2015)
Senior advisor, Insignia since 2024; Chief Investment
Officer, Williams College from 2006 to 2023; Chief
Investment Officer, Lucent Asset Management Corporation
from 1998 to 2006; Director, Boys and Girls Club of Boston
since 2017; Director, B1 Capital since 2018; Director,
David and Lucile Packard Foundation since 2020.
			28 RICs consisting of 164 Portfolios	None
Neil A. Cotty 1954	Director (Since 2016)
Bank of America Corporation from 1996 to 2015, serving in
various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial
Officer of Global Banking, Markets and Wealth
Management from 2008 to 2009, Chief Accounting Officer
from 2004 to 2008, Chief Financial Officer of Consumer
Bank from 2003 to 2004, Chief Financial Officer of Global
Corporate Investment Bank from 1999 to 2002.
			28 RICs consisting of 164 Portfolios	None
Lena G. Goldberg 1949	Director (Since 2019)
Director, Pioneer Public Interest Law Center since 2023;
Director, Charles Stark Draper Laboratory, Inc. from
2013 to 2021; Senior Lecturer, Harvard Business School
from 2008 to 2021; FMR LLC/Fidelity Investments
(financial services) from 1996 to 2008, serving in various
senior roles including Executive Vice President - Strategic
Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from
1985 to 1996 and Associate thereof from 1979 to 1985.
			28 RICs consisting of 164 Portfolios	None
Director and Officer Information

Director and Officer Information (continued)
Independent Directors(a) (continued)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Henry R. Keizer 1956	Director (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022.	28 RICs consisting of 164 Portfolios	GrafTech International Ltd. (materials manufacturing); Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems) from 2015 to 2020; Hertz Global Holdings (car rental) from 2015 to 2021.
Cynthia A. Montgomery 1952	Director (Since 2007)	Professor, Harvard Business School since 1989.	28 RICs consisting of 164 Portfolios	None
Donald C. Opatrny 1952	Director (Since 2019)
Chair of the Board of Phoenix Art Museum since 2022 and
Trustee thereof since 2018; Chair of the Investment
Committee of The Arizona Community Foundation since
2022 and Trustee thereof since 2020; Director, Athena
Capital Advisors LLC (investment management firm) from
2013 to 2020; Trustee, Vice Chair, Member of the
Executive Committee and Chair of the Investment
Committee, Cornell University from 2004 to 2019; Member
of Affordable Housing Supply Board of Jackson, Wyoming
from 2017 to 2022; Member, Investment Funds
Committee, State of Wyoming from 2017 to 2023; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
Member of the Investment Committee, Mellon Foundation
from 2009 to 2015; President, Trustee and Member of the
Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the
Investment Committee, Community Foundation of Jackson
Hole since 2014.
			28 RICs consisting of 164 Portfolios	None
Kenneth L. Urish 1951	Director (Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified
public accountants and consultants) since 1976; Past-
Chairman of the Professional Ethics Committee of the
Pennsylvania Institute of Certified Public Accountants and
Committee Member thereof since 2007; Member of
External Advisory Board, The Pennsylvania State
University Accounting Department since 2001, Emeritus
since 2022; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family
Institute from 2001 to 2010; President and Trustee,
Pittsburgh Catholic Publishing Associates from 2003 to
2008; Director, Inter-Tel from 2006 to 2007; Member,
Advisory Board, ESG Competent Boards since 2020.
			28 RICs consisting of 164 Portfolios	None
Claire A. Walton 1957	Director (Since 2016)
Advisory Board Member, Grossman School of Business at
the University of Vermont since 2023; Advisory Board
Member, Scientific Financial Systems since 2022; General
Partner of Neon Liberty Capital Management, LLC from
2003 to 2023; Chief Operating Officer and Chief Financial
Officer of Liberty Square Asset Management, LP from
1998 to 2015; Director, Boston Hedge Fund Group from
2009 to 2018; Director, Massachusetts Council on
Economic Education from 2013 to 2015; Director,
Woodstock Ski Runners from 2013 to 2022.
			28 RICs consisting of 164 Portfolios	None

2024 BlackRock Annual Report to Shareholders

Director and Officer Information (continued)

Interested Directors(a)(d)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Robert Fairbairn 1965	Director (Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock’s Global Executive and Global Operating
Committees; Co-Chair of BlackRock’s Human Capital
Committee; Senior Managing Director of BlackRock, Inc.
from 2010 to 2019; oversaw BlackRock’s Strategic Partner
Program and Strategic Product Management Group from
2012 to 2019; Member of the Board of Managers of
BlackRock Investments, LLC from 2011 to 2018; Global
Head of BlackRock’s Retail and iShares® businesses from
2012 to 2016.
			96 RICs consisting of 266 Portfolios	None
John M. Perlowski(e) 1964	Director (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	98 RICs consisting of 268 Portfolios	None

(a)	The address of each Director is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Independent Directors serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Directors on a case-by-case basis, as appropriate.

(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007.  Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Director joined the Board, certain Independent Directors first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016;
Donald C. Opatrny, 2015.

(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

Officers Who Are Not Directors(a)
Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016.
Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman 1974	Chief Compliance Officer (Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019.
Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018.

(a)	The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)	Officers of the Fund serve at the pleasure of the Board.
Further information about the Fund’s Directors and Officers is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Fund.
Effective June 1, 2024, Lori Richards was appointed as a Director of the Fund.
Director and Officer Information

Additional Information

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

2024 BlackRock Annual Report to Shareholders

Additional Information (continued)

BlackRock Privacy Principles (continued)
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Asset Management North Asia Limited(a)
Hong Kong
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
State Street Bank and Trust Company
Boston, MA 02114
Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109
(a) For Emerging Markets and Sustainable Emerging Markets Equity.
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
GLEQ4-04/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Emerging Markets Equity Fund	$39,270	$39,270	$407	$4,044	$16,328	$18,700	$0	$218

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

2

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

3

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Emerging Markets Equity Fund	$16,735	$22,962

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

4

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

5

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds VII, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VII, Inc.

Date: June 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VII, Inc.

Date: June 24, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds VII, Inc.

Date: June 24, 2024

6